Inventories - Summary of Inventories (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Classes of current inventories [abstract]
Inventory write-downs	$ 69	$ 100	$ 163
Inventory write-downs, made in previous periods that were reversed	$ 19	$ 37	$ 23